MARKETABLE SECURITIES (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Equity Securities [Roll Forward]
Equity securities, beginning balance	$ 16,300
Proceeds from sale of marketable securities	224	$ 0
Equity securities, unrealized gain (loss)	(627)
Equity securities, ending balance	$ 15,449
Investment One
Equity Securities [Roll Forward]
Equity securities sold	26,700
Proceeds from sale of equity securities	$ 200